Finance Result	12 Months Ended
Dec. 31, 2023
Finance Result
Finance Result

(27)    Finance Result

Details are as follows:

	Thousands of Euros
	Reference	31/12/2023	31/12/2023	31/12/2023
Finance income		62,326	33,859	11,551
Finance costs from Senior Unsecured Notes		(177,482)	(181,149)	(104,944)
Finance costs from senior debt	Note 21 (b)	(257,350)	(161,466)	(111,719)
Finance costs from other financial liabilities		(73,533)	(81,914)	—
Capitalized interest	Note 9	36,892	25,184	18,636
Finance lease expenses		(44,587)	(45,198)	(35,786)
Other finance costs	Note 8	(80,804)	(33,780)	(33,889)
Finance costs		(596,864)	(478,323)	(267,702)
Finance costs from sale of receivables	Note 15	(24,993)	(18,201)	(10,292)
Change in fair value of financial instruments		1,459	11,999	246
Exchange differences		(16,386)	7,725	(11,602)
Finance result		(574,458)	(442,941)	(277,799)

The finance costs from other financial liabilities heading for 2023 includes finance costs related to the interest on the funds received by GIC amounting 73,533 thousand (Euros 81,914 thousand at 31 December 2022) (see note 21 (c)).

During 2023 the Group has capitalized interest at a rate of between 6.03% and 6.79% based on the financing received (between 4.43% and 5.44% during 2022).